[MFS Logo] Investment Management

MFS(r) Multimarket Income Trust

Semiannual Report
April 30, 1997

[Graphic Man & Woman]

Dear Shareholders:
For the six months ended April 30, 1997, the Trust had a total return of 2.60% based on its beginning and ending stock market prices and assuming the reinvestment of all distributions paid during the period. The Trust's total return based on its net asset value (NAV) was 3.43% for the same period. In March, the Trust celebrated its 10th anniversary. During its existence, annual returns to shareholders on an NAV basis have approached 10% (9.82%).

We believe the Trust continues to benefit from its innovative share repurchase program. This program, which was implemented in April 1996 and reinstated in March 1997, authorizes the Trust to repurchase up to 10% of its outstanding shares annually. The Trust captures the difference between its NAV and its market price when it repurchases shares and pays the added value to its shareholders with their regular monthly distributions. The extra distribution paid to shareholders is currently adding approximately 50 basis points (0.50%) to the Trust's distribution rate at both NAV and market price. This higher distribution rate has helped move the Trust's market price from $6.875 on April 30, 1996, to $7.00 on April 30, 1997.

We attribute the Trust's strong performance over the past six months to the following strategic decisions. First, we moved the Trust's international sovereign exposure to its lowest level in its 10-year history. Next, we lowered its exposure to U.S. Treasury securities to 3.3%, its historically lowest allocation to this sector. These two markets have performed poorly in the wake of moves by the Federal Reserve Board to tighten monetary conditions and to raise interest rates in the first quarter of 1997, moves that were not received well by the bond markets, which are sensitive to interest-rate changes. In addition, we maintained the Trust's duration, or interest-rate sensitivity, short relative to key benchmarks in the above sectors, which further helped protect against changes in interest rates.

The biggest gains in the portfolio came from our overweighting in "BB"-rated (by Standard & Poor's) U.S. electric utilities, which performed quite well and experienced positive rating news. We also were overweighted in the emerging market sector and benefited from credit upgrades in Brazil and Argentina, as well as from tightening yield spreads in this sector that created both appreciation and relative outperformance.

Currently, high-yield corporate securities make up the largest portion of the portfolio and will probably continue to do so in coming months as evidence mounts of tremendous growth in the U.S. economy. Going forward, we would expect to buy more U.S. Treasury and international sovereign bonds if 30-year Treasury bond yields reach 7.5%. We continue to believe that a diversified bond portfolio can provide competitive returns at lower risk levels than portfolios dedicated to one asset class.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,


[/s/ A. Keith Brodkin]



A. Keith Brodkin
Chairman and President


[/s/ James T. Swanson]



James T. Swanson
Portfolio Manager


May 14, 1997

 Performance Summary


 (For the six months ended April 30, 1997)


 Net Asset Value Per Share
 October 31, 1996                  $7.71
 April 30, 1997                    $7.64
 New York Stock Exchange Price
 October 31, 1996                  $7.125
 November 26, 1996 (high)*         $7.250
 December 20, 1996 (low)*          $6.625
 April 30, 1997                    $7.000

 *For the period November 1, 1996, through April 30, 1997.



In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust hereby gives notice that it may from time to time repurchase shares of the Trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders
As of April 30, 1997, our records indicate that there are 18,166 registered shareholders and approximately 67,800 shareholders owning Trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the Trust, please write or call:

          State Street Bank and Trust Company
          P.O. Box 8200
          Boston, MA 02266-8200
          1-800-637-2304

New York Stock Exchange Symbol
The New York Stock Exchange symbol is MMT.

Investment Objective and Policy
The investment objective of MFS[Reg] Multimarket Income Trust is to provide a high level of current income through investments in fixed-income securities.

The Trust will attempt to achieve this objective by allocating portfolio assets among various categories of fixed-income securities. MFS will monitor the Trust's portfolio performance on an ongoing basis and will reallocate assets in response to actual and anticipated market and economic changes. In pursuing this objective, preservation of capital will be a consideration, although capital appreciation, if any, will be incidental. The Trust may enter into options and futures transactions and forward foreign currency exchange contracts and purchase securities on a "when-issued" basis.

Dividend Reinvestment and
Cash Purchase Plan
The Trust offers a Dividend Reinvestment and Cash Purchase Plan which allows you to reinvest either all of the distributions or only the long-term capital gains paid by the Trust. Unless the shares are trading at a premium (exceeding net asset value), purchases are made at the market price. Otherwise, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares of the Trust. Investments from $100 to $500 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the Trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. A service fee of $0.75 is charged for each cash purchase as well as a pro rata share of the brokerage commissions, if any. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan or to receive a brochure providing a complete description of the Plan, please contact the Plan agent at the address and telephone number located on the back cover of this report. Please have available the name of the Trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Portfolio of Investments -- April 30, 1997

Bonds -- 93.1%

                                          Principal Amount
Issuer                                     (000 Omitted)             Value
Foreign Bonds -- 33.6%
Argentina -- 4.0%
Enersis S.A., 6.9s, 2006    .........     $            500        $    474,555
Republic of Argentina, 5.25s,
  2023    ...........................                9,500           6,186,875
Republic of Argentina, 6.375s,
  2023    ...........................               10,000           8,250,000
Republic of Argentina, 6.75s,
  2005    ...........................                5,335           4,894,863
Republic of Argentina, 11.75s,
  2007##  ...........................                1,500           1,571,250
Telecom Argentina, 12s, 2002   ......                5,000           5,737,500
Hidroelectrica Alicura, 8.375s,
  1999##  ...........................                1,500           1,498,125
                                                                 -------------
                                                                  $ 28,613,168
                                                                 -------------
Australia -- 6.0%
Commonwealth of Australia,
  8.75s, 2001   .....................     AUD       21,965        $ 18,059,477
Commonwealth of Australia,
  9.5s, 2003    .....................                6,940           5,917,055
Commonwealth of Australia,
  9.75s, 2002   .....................               11,260           9,631,023
Commonwealth of Australia,
  10s, 2002  ........................               11,270           9,775,778
                                                                 -------------
                                                                  $ 43,383,333
                                                                 -------------
Brazil -- 3.1%
Companhia Energetica de
  Minas, 9.125s, 2004##  ............     $          3,500        $  3,473,750
Companhia Paranaense, 9.75s,
  2005##  ...........................                2,000           2,020,000
Federal Republic of Brazil, 4.5s,
  2014    ...........................               10,366           7,865,212
Federal Republic of Brazil, 6.5s,
  2001    ...........................                1,740           1,707,375
Federal Republic of Brazil,
  6.875s, 2006  .....................                3,960           3,568,950
Federal Republic of Brazil,
  6.938s, 2009  .....................                3,500           2,966,250
Leasing Bank Boston/Brazil,
  8.375s to 1999, 8.625s to
  2001, 9s to 2004##  ...............                  750             744,375
                                                                 -------------
                                                                  $ 22,345,912
                                                                 -------------
Canada -- 0.8%
Gulf Canada Resources Ltd.,
  9.25s, 2004   .....................     $          2,400        $  2,484,000
Rogers Cantel, Inc., 9.375s,
  2008    ...........................                3,150           3,236,625
                                                                 -------------
                                                                  $  5,720,625
                                                                 -------------
Colombia -- 0.1%
Republic of Colombia, 8.66s,
  2016##  ...........................     $          1,000        $  1,015,000
                                                                 -------------
                                          Principal Amount
Issuer                                     (000 Omitted)            Value
Foreign Bonds -- continued
Denmark -- 1.5%
Nykredit Bank, 8s, 2026  ............     DKK       31,502        $  4,869,078
Kingdom of Denmark, 7s, 2007 ........                4,796             742,235
Kingdom of Denmark, 8s, 2001 ........               29,058           4,887,759
                                                                 -------------
                                                                  $ 10,499,072
                                                                 -------------
Ecuador -- 1.0%
Republic of Ecuador, 3.25s,
  2015    ...........................     $          2,152        $  1,285,975
Republic of Ecuador, 3.5s, 2025 .....                8,250           3,588,750
Republic of Ecuador, 10.813s,
  2004##  ...........................                2,000           2,030,000
                                                                 -------------
                                                                  $  6,904,725
                                                                 -------------
Greece -- 1.1%
Hellenic Republic, 12.6s, 2003 ......     GRD    1,430,000        $  5,461,752
Hellenic Republic, 14.3s, 2003 ......              420,000           1,611,032
Hellenic Republic, 14.5s, 2003 ......              280,000           1,070,453
                                                                 -------------
                                                                  $  8,143,237
                                                                 -------------
Indonesia -- 0.6%
PT Polysindo Eka Perkasa, 13s,
  2001    ...........................     $          3,881        $  4,337,018
                                                                 -------------
Ireland -- 1.7%
Republic of Ireland, 6.5s, 2001 .....     IEP        3,340        $  5,083,371
Republic of Ireland, 8s, 2000  ......                2,770           4,400,501
Republic of Ireland, 9.25s, 2003                     1,390           2,406,004
                                                                 -------------
                                                                  $ 11,889,876
                                                                 -------------
Italy -- 0.8%
Republic of Italy, 9.5s, 1999  ......     ITL    9,770,000        $  5,961,956
                                                                 -------------
Mexico -- 4.4%
Banco Nacional de Commerce,
  8s, 2000   ........................     $          2,500        $  2,476,250
Empresas ICA Sociedad S.A.,
  11.875s, 2001    ..................                5,000           5,337,500
United Mexican States, 6.25s,
  2019    ...........................                4,500           3,251,250
United Mexican States, 6.25s,
  2019    ...........................                1,000             722,500
United Mexican States, 6.352s,
  2019    ...........................                  917             812,691
United Mexican States, 6.375s,
  2019    ...........................                  333             295,121
United Mexican States, 6.766s,
  2019    ...........................                1,334           1,182,258
United Mexican States, 6.867s,
  2019    ...........................                2,000           1,772,500
United Mexican States, 11.5s,
  2026    ...........................               11,000          11,649,000

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
Foreign Bonds -- continued
Mexico -- continued
Grupo Elektra SA, 12.75s, 2001 ....       $          3,500        $  3,801,875
                                                                  -------------
                                                                  $ 31,300,945
                                                                  -------------
New Zealand -- 1.2%
Government of New Zealand,
  8s, 2001    .....................       NZD       12,110        $  8,482,618
                                                                  -------------
Panama -- 0.7%
Republic of Panama, 7.875s,
  2002  ...........................       $          3,500        $  3,442,250
Republic of Panama, 7.875s,
  2002##   ........................                  1,500           1,436,250
                                                                  -------------
                                                                  $  4,878,500
                                                                  -------------
Philippines -- 0.3%
National Power, 7.625s, 2000 ......       $          2,000        $  2,000,000
                                                                  -------------
Russia -- 0.6%
Russia, Interest Notes, Floating
  Rate Note, 2049+  ...............       $          6,000        $  4,162,500
                                                                  -------------
Spain -- 2.0%
Government of Spain, 7.35s,
  2007  ...........................       ESP      171,880        $  1,221,252
Government of Spain, 10.1s,
  2001  ...........................                822,590           6,445,088
Government of Spain, 10.5s,
  2003  ...........................                820,200           6,817,575
                                                                  -------------
                                                                  $ 14,483,915
                                                                  -------------
Sweden -- 0.8%
Kingdom of Sweden, 10.25s,
  2000  ...........................       SEK       38,400        $  5,517,461
                                                                  -------------
United Kingdom -- 2.9%
Central Transport Rental Finance
  Corp., 9.5s, 2003    ............       GBP        1,431        $  1,330,831
United Kingdom Treasury, 9.5s,
  2004  ...........................                  8,000          14,562,366
United Kingdom Treasury, 9.75s,
  2002  ...........................                  2,780           5,001,203
                                                                  -------------
                                                                  $ 20,894,400
                                                                  -------------
  Total Foreign Bonds   ..............................            $240,534,261
                                                                  -------------
U.S. Bonds -- 59.5%
Aerospace -- 0.2%
CHC Helicopter Corp., 11.5s,
  2002  ...........................       $          1,425        $  1,467,750
                                                                  -------------
Airlines -- 0.4%
GPA PLC, 10.875s, 2019    .........       $            250        $    275,000
K & F Industries, Inc., 10.375s,
  2004  ...........................                  2,000           2,085,000

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Airlines -- continued
K & F Industries, Inc., 11.875s,
  2003  ...........................       $            725        $    766,688
                                                                  -------------
                                                                  $  3,126,688
                                                                  -------------
Automotive -- 1.0%
Exide Corp., 10s, 2005    .........       $          2,750        $  2,784,375
Harvard Industries, Inc., 12s,
  2004  ...........................                     30              13,500
Lear Corp., 9.5s, 2006    .........                  1,725           1,785,375
Titan Wheel International, Inc.,
  8.75s, 2007    ..................                  2,650           2,650,000
                                                                  -------------
                                                                  $  7,233,250
                                                                  -------------
Banks and Credit Companies -- 1.2%
Advanta Corp., 7.07s, 1997   ......       $          4,000        $  4,003,200
Bank United Corp., 8.875s,
  2007  ...........................                  4,500           4,429,215
                                                                  -------------
                                                                  $  8,432,415
                                                                  -------------
Building -- 2.6%
American Standard, Inc., 0s to
  1998, 10.5s, 2005    ............       $          7,175        $  6,923,875
Building Materials Corp., 0s to
  1999, 11.75s, 2004   ............                  4,313           3,816,562
Nortek, Inc., 9.25s, 2007##  ......                    775             761,438
Nortek, Inc., 9.875s, 2004   ......                  2,600           2,574,000
Schuller International Group,
  Inc., 10.875s, 2004  ............                  1,000           1,090,000
UDC Homes, Inc., 14.5s, 2000   .                        29              16,115
USG Corp., 9.25s, 2001    .........                  3,150           3,299,625
                                                                  -------------
                                                                    18,481,615
                                                                  -------------
Cellular Telephones -- 0.1%
Millicom International Cellular
  Communications Corp., 0s to
  2001, 13.5s, 2006    ............       $           500         $    350,000

Chemicals -- 1.1%
Indspec Chemical Corp., 0s to
  1998, 11.5s, 2003    ............       $         3,250         $  2,925,000
NL Industries, Inc., 11.75s,
  2003  ...........................                 2,105            2,262,875
UCC Investors Holdings, Inc.,
  10.5s, 2002    ..................                 1,625            1,755,000
UCC Investors Holdings, Inc., 0s
  to 1998, 12s, 2005   ............                   600              552,000
                                                                  -------------
                                                                  $  7,494,875
                                                                  -------------
Consumer Goods and Services -- 2.1%
Consolidated Cigar Corp.,
  10.5s, 2003    ..................       $         1,000         $  1,040,000

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Consumer Goods
  and Services -- continued
International Semi-Tech
  Microelectronics, Inc., 11.5s,
  2003    ...........................     $         2,900         $  1,566,000
Kindercare Learning Centers,
  Inc., 9.5s, 2009##  ...............                 200              190,000
Reeves Industries, Inc., 11s,
  2002    ...........................                 700              588,000
Remington Arms, Inc., 10s,
  2003##  ...........................                 150              117,000
Revlon Consumer Products
  Corp., 10.5s, 2003  ...............               3,750            3,909,375
Samsonite Corp., 11.125s,
  2005    ...........................                 667              737,035
Sealy Corp., 10.25s, 2003   .........               2,250            2,283,750
Syratech Corp., 11s, 2007   .........                 200              206,000
Westpoint Stevens, Inc., 9.375s,
  2005    ...........................               4,525            4,638,125
                                                                  -------------
                                                                  $ 15,275,285
                                                                  -------------
Containers -- 1.8%
Calmar, Inc., 11.5s, 2005   .........     $         1,200         $  1,030,000
Gaylord Container Corp., 11.5s,
  2001    ...........................                 550              574,750
Gaylord Container Corp.,
  12.75s, 2005  .....................               1,375            1,478,125
Ivex Packaging Corp., 12.5s,
  2002    ...........................               4,550            4,942,438
Owens-Illinois, Inc., 9.95s, 2004                   1,000            1,060,000
Owens-Illinois, Inc., 11s, 2003   ...               2,100            2,333,625
Silgan Corp., 11.75s, 2002  .........               1,630            1,727,800
                                                                  -------------
                                                                  $ 13,146,738
                                                                  -------------
Corporate Asset Backed -- 0.2%
Leucadia Capital Trust I, 8.65s,
  2027##  ...........................     $         1,500         $  1,421,250
                                                                  -------------
Defense Electronics -- 0.2%
Alliant Techsystem., Inc.,
  11.75s, 2003  .....................     $         1,100         $  1,188,000
                                                                  -------------
Entertainment -- 2.3%
Act III Theaters, Inc., 11.875s,
  2003    ...........................     $         2,300         $  2,495,500
AMC Entertainment, Inc., 9.5s,
  2009##  ...........................               2,400            2,376,000
Cinemark USA, Inc., 9.625s,
  2008    ...........................                 750              735,000
SCI Television, Inc., 11s, 2005   .                   750              791,250
Time Warner Pass-Thru Asset
  Trust, 6.1s, 2001##    ............               5,000            4,730,600

                                          Principal Amount
Issuer                                       (000 Omitted)          Value
U.S. Bonds -- continued
Entertainment -- continued
Turner Broadcasting Systems,
  Inc., 8.375s, 2013  ...............     $         5,000         $  5,013,250
                                                                  -------------
                                                                  $ 16,141,600
                                                                  -------------
Financial Institutions -- 2.3%
Americo Life, Inc., 9.25s, 2005   .       $         2,650         $  2,616,875
Humpuss Funding Corp., 7.72s,
  2009##  ...........................               1,500            1,471,035
Leucadia National Corp., 7.75s,
  2013    ...........................               9,585            9,199,683
Leucadia National Corp., 8.25s,
  2005    ...........................               2,000            2,046,040
Merrill Lynch Mortgage
  Investors, Inc., 8.225s,
  2023+   ...........................               1,200            1,027,875
                                                                  -------------
                                                                  $ 16,361,508
                                                                  -------------
Food and Beverage Products -- 0.5%
Coca-Cola Bottling Group, Inc.,
  9s, 2003   ........................     $         1,000         $  1,030,000
Specialty Foods Corp., 10.25s,
  2001    ...........................               1,350            1,319,625
Texas Bottling Group, Inc., 9s,
  2003    ...........................               1,000              987,500
                                                                  -------------
                                                                  $  3,337,125
                                                                  -------------
Forest and Paper Products -- 0.2%
Fort Howard Corp., 9.25s, 2001            $         1,650         $  1,699,500
                                                                  -------------
Machinery -- 0.4%
AGCO Corp., 8.5s, 2006   ............     $         2,750         $  2,777,500
                                                                  -------------
Medical and Health Technology
  and Services -- 0.5%
Beverly Enterprises, Inc., 9s,
  2006    ...........................     $         1,100         $  1,094,500
Imed Corp., 9.75s, 2006##   .........                 700              700,000
Quorum Health Group, Inc.,
  8.75s, 2005   .....................                 200              200,500
Tenet Healthcare Corp.,
  10.125s, 2005    ..................               1,500            1,605,000
                                                                  -------------
                                                                  $  3,600,000
                                                                  -------------
Metals and Minerals -- 1.1%
Commonwealth Aluminum
  Corp., 10.75s, 2006 ...............     $         1,000         $  1,030,000
Haynes International, Inc.,
  11.625s, 2004 .....................               2,200            2,343,000
Jorgensen (Earle M.) Co.,
  10.75s, 2000  .....................               1,350            1,302,750
Kaiser Aluminum & Chemical
  Corp., 9.875s, 2002 ...............               2,640            2,666,400

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Metals and Minerals -- continued
Kaiser Aluminum & Chemical
  Corp., 12.75s, 2003   ............      $           350         $    379,750
                                                                  -------------
                                                                  $  7,721,900
                                                                  -------------
Oil Services -- 0.9%
AmeriGas Partners LP, 10.125s,
  2007   ...........................      $           600         $    630,000
Clark Refining & Manufacturing,
  Inc., 0s, 2000  ..................                  275              200,750
Clark USA, Inc., 10.875s, 2005                        800              810,000
Falcon Drilling, Inc., 8.875s,
  2003   ...........................                1,750            1,732,500
Ferrell Gas LP, 10s, 2001  .........                1,600            1,640,000
Noble Drilling Corp., 9.125s,
  2006   ...........................                1,225            1,292,375
                                                                  -------------
                                                                  $  6,305,625
                                                                  -------------
Oils -- 0.5%
Enserch Exploration, Inc., 7.54s,
  2009##    ........................       $        3,500         $  3,417,540
                                                                  -------------
Printing and Publishing -- 0.3%
Day International Group, Inc.,
  11.125s, 2005   ..................       $        1,000         $  1,040,000
Golden Books Publishing, Inc.,
  7.65s, 2002  .....................                  575              514,625
Newsquest Capital PLC, 11s,
  2006   ...........................                  750              780,000
                                                                  -------------
                                                                  $  2,334,625
                                                                  -------------
Real Estate -- 0.5%
George Town Real Estate Ltd.,
  5.9s, 2007##    ..................      $         4,000         $  3,828,000
                                                                  -------------
Restaurants and Lodging -- 0.1%
Red Roof Inns, Inc., 9.625s,
  2003   ...........................      $           500         $    507,500
                                                                  -------------
Special Products and
  Services -- 2.7%
AAF-Mcquay, Inc., 8.875s, 2003            $         2,000         $  1,925,000
Blount, Inc., 9s, 2003  ............                1,250            1,225,000
Fairfield Manufacturing Corp.,
  11.375s, 2001   ..................                1,850            1,933,250
Idex Corp., 9.75s, 2002    .........                1,000            1,042,500
IMO Industries, Inc., 11.75s,
  2006   ...........................                1,650            1,650,000
Interlake Corp., 12s, 2001    ......                  750              832,500
Interlake Corp., 12.125s, 2002   .                  1,400            1,470,000
Interlake Revolver, "B", 8.5s,
  1997##    ........................                  189              188,308
Loewen Group International,
  Inc., 7.5s, 2001   ...............                3,000            2,955,390
Newflo Corp., 13.25s, 2002    ......                  750              811,875

                                          Principal Amount
Issuer                                     (000 Omitted)        Value
U.S. Bonds -- continued
Special Products and
  Services -- continued
Polymer Group, Inc., 12.25s,
  2002   ...........................      $           834         $    905,932
Synthetic Industries, Inc., 9.25s,
  2007##    ........................                1,750            1,767,500
Thermadyne Holdings Corp.,
  10.75s, 2003    ..................                2,250            2,295,000
                                                                  -------------
                                                                  $ 19,002,255
                                                                  -------------
Steel -- 0.9%
AK Steel Holdings Corp.,
  9.125s, 2006    ..................      $         1,500         $  1,479,375
AK Steel Holdings Corp.,
  10.75s, 2004    ..................                2,078            2,218,265
Armco, Inc., 11.375s, 1999    ......                1,000            1,035,000
WCI Steel, Inc., 10s, 2004    ......                2,000            2,010,000
                                                                  -------------
                                                                  $  6,742,640
                                                                  -------------
Stores -- 0.9%
Finlay Fine Jewelry, 10.625s,
  2003   ...........................      $         2,760         $  2,884,200
Parisian, Inc., 9.875s, 2003  ......                  400              416,000
Pathmark Stores, Inc., 9.625s,
  2003   ...........................                2,400            2,232,000
Shopko Stores, Inc., 8.5s, 2002                     1,000              990,000
                                                                  -------------
                                                                  $  6,522,200
                                                                  -------------
Supermarkets -- 0.8%
Carr-Gottstein Foods Co., 12s,
  2005   ...........................      $         1,000         $  1,051,250
Dominick's Finer Foods Co.,
  10.875s, 2005   ..................                1,500            1,636,875
Grand Union Co., 12s, 2004    ......                1,250            1,193,750
Ralph's Grocery Co., 10.45s,
  2004   ...........................                1,800            1,908,000
                                                                  -------------
                                                                  $  5,789,875
                                                                  -------------
Telecommunications -- 11.0%
Adelphia Communications
  Corp., 9.875s, 2007##    .........      $           850         $    803,250
American Radio Systems Corp.,
  9s, 2006  ........................                3,000            2,970,000
Bell Cablemedia PLC, 0s to
  2000, 11.875s, 2005   ............                4,625            3,746,250
Brooks Fiber Properties, Inc.,
  11.875s, 2006   ..................                  500              312,500
Brooks Fiber Properties, Inc., 0s
  to 2001, 10.875s, 2006   .........                3,500            2,292,500
Cablevision Industries Corp.,
  9.25s, 2008  .....................                1,150            1,220,897
Charter Communication LP,
  11.25s, 2006    ..................                1,000            1,032,500

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Telecommunications -- continued
Colt Telecom Group PLC, 0s to
  2001, 12s, 2006   ...............       $           500         $    292,500
Comcast Corp., 9.375s, 2005  ......                 3,040            3,100,800
Continental Cablevision, Inc.,
  9.5s, 2013  .....................                 5,000            5,597,100
Diamond Cable Communications
  Corp., 0s to 2001, 11.75s,
  2005  ...........................                 2,000            1,385,000
Diamond Cable Communications
  Corp., 0s to 2002, 10.75s,
  2007##   ........................                 2,000            1,190,000
Echostar Communications
  Corp., 0s to 1999, 12.875s,
  2004  ...........................                 1,250            1,025,000
Echostar Satellite Broadcasting
  Corp., 0s to 2007, 13.125s,
  2004  ...........................                 2,000            1,420,000
Falcon Holdings Group, Inc.,
  11s, 2003   .....................                 4,035            3,510,567
Globalstar LP/ Capital, 11.375s,
  2004##   ........................                 1,500            1,485,000
Granite Broadcasting Corp.,
  10.375s, 2005  ..................                 2,000            2,020,000
ICG Holdings, Inc., 0s to 2001,
  12.5s, 2006    ..................                 3,500            2,082,500
Intermedia Capital Partners IV,
  LP, 11.25s, 2006  ...............                   800              824,000
Jones Intercable, Inc., 8.875s,
  2007  ...........................                 1,500            1,447,500
Jones Intercable, Inc., 9.625s,
  2002  ...........................                   250              257,500
Lenfest Communications, Inc.,
  10.5s, 2006    ..................                   500              520,000
Marcus Cable Operating Co., 0s
  to 1999, 13.5s, 2004    .........                 4,250            3,516,875
MFS Communications, Inc., 0s
  to 2001, 8.875s, 2006   .........                 1,220              925,407
Mobile Telecommunication
  Technologies Corp., 13.5s,
  2002  ...........................                 1,000              990,000
Mobilemedia Communications,
  Inc., 0s to 1998, 10.5s, 2003                       375               56,250
Nextel Communications, Inc., 0s
  to 1999, 9.75s, 2004    .........                 1,500            1,091,250
Orion Network Systems, Inc.,
  11.25s, 2007   ..................                 1,625            1,625,000
Orion Network Systems, Inc.,
  12.5s, 2007    ..................                   700              357,000

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Telecommunications -- continued
Paging Network, Inc., 8.875s,
  2006  ...........................       $         4,400         $  3,740,000
PanAmSat Corp., 12.75s, 2005   .                        4            4,279,035
PanAmSat LP/Capital Corp., 0s
  to 1998, 11.375s, 2003  .........                 8,000            7,560,000
Qwest Communications
  International, Inc., 10.875s,
  2007##   ........................                   750              765,000
Rogers Cablesystems Ltd.,
  9.625s, 2002   ..................                   800              820,000
Rogers Cablesystems, Inc.,
  10.125s, 2012  ..................                 1,500            1,533,750
Sprint Spectrum LP, 11s, 2006   .                     300              327,750
Sprint Spectrum LP, 0s to 2001,
  12.5s, 2006    ..................                 3,000            2,070,000
TCI Communications Financing
  III, 9.65s, 2027  ...............                 5,000            5,011,300
Teleport Communications
  Group, Inc., 0s to 2001,
  11.125s, 2007  ..................                 2,150            1,478,125
Turner Broadcasting Systems,
  Inc., 8.4s, 2024  ...............                 3,000            2,827,980
Western Wireless Corp., "A",
  10.5s, 2007    ..................                 1,500            1,477,500
                                                                  -------------
                                                                  $ 78,987,586
                                                                  -------------
Transportation -- 0.1%
Moran Transportation Co.,
  11.75s, 2004   ..................       $           600         $    642,000
                                                                  -------------
Utilities -- Electric -- 7.7%
BVPS II Funding Corp., 8.68s,
  2017  ...........................       $         1,000         $    952,520
Cleveland Electric Illuminating
  Co., 9s, 2023  ..................                 2,000            2,052,440
El Paso Electric Co., 8.9s, 2006                    3,000            3,117,900
El Paso Electric Co., 9.4s, 2011                    3,000            3,191,490
First PV Funding Corp., 10.15s,
  2016  ...........................                 2,875            3,061,875
First PV Funding Corp., 10.3s,
  2014  ...........................                 1,827            1,936,620
Long Island Lighting Co., 7.95s,
  2000  ...........................                   125            3,250,000
Midland Cogeneration Venture
  Corp., 10.33s, 2002  ............                 6,152            6,582,888
Niagara Mohawk Power Corp.,
  8s, 2004    .....................                 2,715            2,674,112
Niagara Mohawk Power Corp.,
  8.77s, 2018    ..................                 6,438            6,335,443

                                          Principal Amount
Issuer                                     (000 Omitted)            Value
U.S. Bonds -- continued
Utilities -- Electric -- continued
Niagara Mohawk Power Corp.,
  9.25s, 2001  ..................         $         2,250         $  2,337,975
North Atlantic Energy Corp.,
  9.05s, 2002  ..................                   5,500            5,430,425
Texas & New Mexico Power
  Co., 10.75s, 2003  ............                   6,790            7,316,225
Texas & New Mexico Power
  Co., 12.5s, 1999   ............                   6,700            7,208,061
                                                                  -------------
                                                                  $ 55,447,974
                                                                  -------------
Utilities -- Gas -- 0.7%
Maxus Energy Corp., 9.875s,
  2002   ........................         $         3,000         $  3,097,500
Maxus Energy Corp., 11.25s,
  2013   ........................                   1,150            1,190,250
Ras Laffan Liquefied Natural
  Gas, 8.294s, 2014##   .........                   1,000            1,016,250
                                                                  -------------
                                                                  $  5,304,000
                                                                  -------------
U.S. Federal Agencies -- 3.0%
Federal National Mortgage
  Assn., 7s, 2026    ............         $         6,604         $  6,397,695
Financing Corp., 9.4s, 2018   ...                  12,000           14,718,720
                                                                  -------------
                                                                  $ 21,116,415
                                                                  -------------
U.S. Government Guaranteed -- 11.2%
Government National Mortgage Association -- 7.9%
GNMA, 7s, 2022 - 2025   .........         $        20,314         $ 19,745,107
GNMA, 7.5s, 2002 - 2025    ......                  12,227           12,216,332
GNMA, 8s, 2026    ...............                   9,556            9,683,916
GNMA, 8.5s, 2026  ...............                  14,311           14,771,719
                                                                  -------------
                                                                  $ 56,417,074
                                                                  -------------
U.S. Treasury Obligations -- 3.3%
U.S. Treasury Bonds, 11.25s,
  2015   ........................         $         6,820         $  9,759,011
U.S. Treasury Bonds, 13.375s,
  2001   ........................                   6,400            8,009,024
U.S. Treasury Notes, 6.25s,
  2002   ........................                     200              197,344
U.S. Treasury Notes, 6.5s, 2006                     1,000              983,590
U.S. Treasury Bonds, 10.75s,
  2005   ........................                   4,000            5,001,880
                                                                  -------------
                                                                  $ 23,950,849
                                                                  -------------
  Total U.S. Government Guaranteed  ...............               $ 80,367,923
                                                                  -------------
  Total U.S. Bonds   ..............................               $425,573,157
                                                                  -------------
  Total Bonds (Identified Cost, $660,530,180)   .                 $666,107,418
                                                                  -------------



Issuer                                            Shares                Value
Stocks -- 0.1%
U.S. Stocks -- 0.1%
 Apparel and Textiles -- 0.1%
Ithaca Industries, Inc.*   .........               80,000         $    640,000
                                                                  -------------
 Consumer Goods and Services
RJR Nabisco Holdings Corp.    ......                6,908         $    205,513
                                                                  -------------
  Total U.S. Stocks    ..............................             $    845,513
                                                                  -------------
Foreign Stocks
 United Kingdom
Central Transport Rental Group
  PLC, ADR (Transportation)*
  (Identified Cost $606,421)  ......              701,766         $    219,302
                                                                  -------------
  Total Stocks (Identified Cost, $1,609,137)                      $  1,064,815
                                                                  -------------
Preferred Stock -- 1.1%
Cablevision Systems Corp. ##   .                   52,223         $  4,791,460
K- III Communications Corp.,
  "B" #  ...........................                1,333              143,964
Supermarkets General Holdings
  Corp.*    ........................               22,827              510,754
Time Warner, Inc., "K", 10.25s   .                  2,536            2,726,200
                                                                  -------------
  Total Preferred Stock
    (Identified Cost, $7,515,022)  ..................             $  8,172,378
                                                                 -------------
Short-Term Obligations -- 2.4%
                                          Principal Amount
                                           (000 Omitted)
CS First Boston Russia Note,
  due 07/21/97 at Amortized
  Cost and Value+    ...............      $        17,350         $ 16,955,779
                                                                  -------------
Repurchase Agreement -- 5.6%
Goldman Sachs, dated 4/30/97, due
  5/1/97, total to be received
  $39,930,933 (secured by various
  U.S. Treasury and Federal
  Agency obligations in a jointly
  traded account) at Cost  .........      $        39,925         $ 39,925,000
                                                                 -------------
Call Options Purchased
                                          Principal Amount
                                           of Contracts
Issuer/Expiration Month/Strike Price       (000 Omitted)            Value
Canadian Dollars
  June/1.36500 (Premiums
   Paid, $228,323)* ..................    CAD      17,912         $      5,391
                                                                  -------------
  Total Investments
    (Identified Cost, $726,763,441)   ...................         $732,230,781
                                                                  -------------
Call Option Written
Swiss Francs/Deutsche Marks/
  March/0.847 (Premiums
  Received, $154,313)  ...............    CHF/DEM                 $   (218,912)

                                        Value
Other Assets,
  Less Liabilities -- (2.3)% ...    $  (16,161,792)
                                    --------------
Net Assets -- 100.0%   .........    $  715,850,077
                                    ==============
 *Non-income producing security.
 ##SEC Rule 144A restriction.
 +Restricted Security.


Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

AUD = Australian Dollars                    GRD = Greek Drachmas
CAD = Canadian Dollars                      IEP = Irish Punts
CHF = Swiss Francs                          ITL = Italian Lire
DEM = Deutsche Marks                        NZD = New Zealand Dollars
DKK = Danish Kroner                         ESP = Spanish Pesetas
GBP = British Pounds                        SEK = Swedish Kronor





                       See notes to financial statements

Statement of Assets and Liabilities -- April 30, 1997


Assets:
 Investments, at value (identified cost, $726,763,441) ..............................   $732,230,781
 Cash  ..............................................................................          8,587
 Net receivable for forward foreign currency exchange contracts sold  ...............        905,655
 Net receivable for forward foreign currency exchange contracts closed or subject to
  master netting agreements   .......................................................      3,269,790
 Receivable for investments sold  ...................................................      1,090,568
 Interest and dividend receivable    ................................................     14,089,205
 Other assets   .....................................................................          8,571
                                                                                        -------------
   Total assets    ..................................................................   $751,603,157
                                                                                        -------------
Liabilities:
 Distributions payable   ............................................................        459,267
 Payable for investments purchased   ................................................     34,154,690
 Written options outstanding, at value (premiums received, $154,313)  ...............        218,912
 Net payable for forward foreign currency exchange contracts purchased   ............        351,727
 Payable to affiliates --
  Management fee   ..................................................................         15,715
  Transfer agent fee  ...............................................................         26,421
  Administrative fee  ...............................................................            293
 Accrued expenses and other liabilities    ..........................................        526,055
                                                                                        -------------
   Total liabilities  ...............................................................   $ 35,753,080
                                                                                        -------------
Net assets   ........................................................................   $715,850,077
                                                                                        -------------
Net assets consist of:
 Paid-in capital   ..................................................................   $715,590,920
 Unrealized appreciation on investments and translation of assets and liabilties in
  foreign currencies    .............................................................      9,135,252
 Accumulated net realized loss on investments and foreign currency transactions   ...     (9,361,519)
 Accumulated undistributed net investment income    .................................        485,424
                                                                                        -------------
   Total  ...........................................................................   $715,850,077
                                                                                        =============
Shares of beneficial interest outstanding  ..........................................     93,660,452
                                                                                        =============
Net asset value per share (net assets [divided by] shares of beneficial interest
  outstanding)  .....................................................................       $7.64
                                                                                        =============

                       See notes to financial statements

Statement of Operations -- Six Months Ended April 30, 1997


Net investment income:
 Income --
  Interest  ...............................................................    $ 32,650,397
  Dividends    ............................................................         380,968
                                                                               ------------
   Total investment income    .............................................    $ 33,031,365
                                                                               ------------
Expenses --
  Management fee  .........................................................    $  2,897,912
  Trustees' compensation   ................................................          82,551
  Interest expense   ......................................................       1,183,534
  Transfer and dividend disbursing agent fee    ...........................         156,109
  Administrative fee    ...................................................          18,223
  Postage   ...............................................................          41,874
  Auditing fees   .........................................................          31,235
  Legal fees   ............................................................           4,173
  Printing  ...............................................................           2,531
  Miscellaneous   .........................................................           2,884
                                                                               ------------
   Total expenses    ......................................................    $  4,421,026
  Fees paid indirectly  ...................................................         (27,457)
                                                                               ------------
   Net expenses   .........................................................    $  4,393,569
                                                                               ------------
    Net investment income  ................................................    $ 28,637,796
                                                                               ------------
Realized and unrealized gain (loss) on investments:
 Realized loss (identified cost basis) --
  Investment transactions  ................................................    $ (3,842,881)
  Written option transactions    ..........................................         338,758
  Foreign currency transactions  ..........................................         757,672
  Futures contracts  ......................................................        (114,888)
  Interest rate swaps   ...................................................         484,667
                                                                               ------------
    Net realized loss on investments and foreign currency transactions  ...    $ (2,376,672)
                                                                               ------------
 Change in unrealized appreciation (depreciation) --
  Investments  ............................................................    $ (9,762,949)
  Written options    ......................................................         (64,599)
  Translation of assets and liabilities in foreign currencies  ............       5,057,956
  Interest rate swaps   ...................................................        (308,337)
                                                                               ------------
    Net unrealized loss on investments    .................................    $ (5,077,929)
                                                                               ------------
     Net realized and unrealized loss on investments and foreign currency      $ (7,454,601)
                                                                               ------------
      Increase in net assets from operations    ...........................    $ 21,183,195
                                                                               ============

                       See notes to financial statements

Statement of Changes in Net Assets


                                                                                           Six Months Ended      Year Ended
                                                                                            April 30, 1997     October 31, 1996
                                                                                           -----------------   -----------------
Increase in net assets:
From operations --
 Net investment income   ...............................................................    $  28,637,796       $  57,360,032
 Net realized gain (loss) on investments and foreign currency transactions  ............       (2,376,672)         15,514,781
 Net unrealized loss on investments and foreign currency transactions    ...............       (5,077,929)         (4,578,980)
                                                                                            -------------       -------------
   Increase in net assets from operations  .............................................    $  21,183,195       $  68,295,833
                                                                                            -------------       -------------
Distributions declared to shareholders --
 From net investment income    .........................................................    $ (29,187,722)      $ (59,181,274)
                                                                                            -------------       -------------
Trust share (principal) transactions --
 Net asset value of shares reacquired from shareholders   ..............................    $ (16,027,448)      $ (50,147,707)
                                                                                            -------------       -------------
   Total decrease in net assets   ......................................................    $ (24,031,975)      $ (41,033,148)
                                                                                            -------------       -------------
Net assets:
 At beginning of period  ...............................................................      739,882,052         780,915,200
                                                                                            -------------       -------------
 At end of period (including accumulated undistributed net investment income of $485,424
  and $1,035,350, respectively)   ......................................................    $ 715,850,077       $ 739,882,052
                                                                                            =============       =============

                       See notes to financial statements

Financial Highlights


Per share data (for a                                   Period Ended     Year Ended October 31,
share outstanding                                        April 30,    --------------------------
throughout each period):                                   1997           1996         1995
                                                         ---------      --------    -----------
Net asset value --
beginning of period   .................................  $   7.71       $   7.57    $      7.06
                                                         ---------      --------    -----------
Income from investment operations # --
 Net investment income [sec]   ........................  $   0.30       $   0.57    $      0.59
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions  ......     (0.06)          0.16           0.49
                                                         ---------      --------    -----------
  Total from investment operations   ..................  $   0.24       $   0.73    $      1.08
                                                         ---------      --------    -----------
Less distributions declared to shareholders --
 From net investment income    ........................  $  (0.31)      $  (0.59)   $     (0.53)
 From net realized gain on investment and foreign
  currency transactions  ..............................      --             --             --
 In excess of net realized gain on investments and
  foreign currency transactions   .....................      --             --             --
 From paid in capital .................................      --             --            (0.04)
                                                         ---------      --------    -----------
   Total distributions declared
   to shareholders    .................................  $  (0.31)      $  (0.59)   $     (0.57)
                                                         ---------      --------    -----------
Net asset value --
 end of period  .......................................  $   7.64       $   7.71    $      7.57
                                                         =========      ========    ===========
Per share market value --
 end of period  .......................................  $  7.000       $  7.125    $     6.500
                                                         =========      ========    ===========
Total return    .......................................     2.60%++       19.32%         15.69%
Ratios (to average net assets)/Supplemental data [sec]:
 Interest expense  ....................................     0.33%+           --           0.09%
 Other expenses##  ....................................     0.90%+         1.11%          1.10%
 Net investment income   ..............................     7.93%+         7.49%          8.13%
Portfolio turnover    .................................      105%           214%           189%
Net assets at end of period (000 omitted)  ............  $715,850       $739,882    $   780,915
Leverage analysis:
 Debt outstanding at end of period (000 omitted)    ...  $   --         $   --      $      --
 Average daily balance of debt outstanding
  (000 omitted)    ....................................  $ 37,707       $   --      $    10,750
 Average daily number of shares outstanding
  (000 omitted)    ....................................    94,333        100,810        108,970
 Average debt per share  ..............................  $   0.40       $   --      $      0.10
 +Annualized.
 ++Not annualized.
 #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Trust's expenses are calculated without reduction for fees paid indirectly.
 [sec]The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Trust, the expenses would have changed by less than $0.01 per share and the ratios would have been:
Ratios (to average daily net assets):
  Net investment income  ..............................        --             --          8.11%
  Other expenses##    .................................        --             --          1.11%



Per share data (for a                                           Year Ended October 31,
share outstanding                                       ----------------------------------------
throughout each period):                                    1994           1993          1992
                                                        ------------   -----------   -----------
Net asset value --
beginning of period   ................................. $       7.90   $      7.69   $      7.93
                                                        ------------   -----------   -----------
Income from investment operations # --
 Net investment income [sec]   ........................ $       0.55   $      0.63   $      0.68
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions  ......        (0.82)         0.31            --
                                                        ------------   -----------   -----------
  Total from investment operations   .................. $      (0.27)  $      0.94   $      0.68
                                                        ------------   -----------   -----------
Less distributions declared to shareholders --
 From net investment income    ........................ $      (0.21)  $     (0.51)  $     (0.65)
 From net realized gain on investment and foreign
  currency transactions  ..............................        (0.01)        (0.17)           --
 In excess of net realized gain on investments and
  foreign currency transactions   .....................          --          (0.05)           --
 From paid in capital .................................        (0.35)           --         (0.27)
                                                        ------------   -----------   -----------
   Total distributions declared
   to shareholders    ................................. $      (0.57)  $     (0.73)  $     (0.92)
                                                        ------------   -----------   -----------
Net asset value --
 end of period  ....................................... $       7.06   $      7.90   $      7.69
                                                        ============   ===========   ===========
Per share market value --
 end of period  ....................................... $      6.125   $     7.375   $     7.625
                                                        ============   ===========   ===========
Total return    .......................................      (9.57)%         6.49%        10.25%
Ratios (to average net assets)/Supplemental data [sec]:
 Interest expense  ....................................        0.08%         0.08%         0.24%
 Other expenses##  ....................................        1.06%         1.03%         1.11%
 Net investment income   ..............................        7.51%         8.14%         8.69%
Portfolio turnover    .................................         133%          415%          425%
Net assets at end of period (000 omitted)  ............ $    829,356   $   947,314   $   947,292
Leverage analysis:
 Debt outstanding at end of period (000 omitted)    ... $     90,000   $      --     $      --
 Average daily balance of debt outstanding
  (000 omitted)    .................................... $      9,616   $    15,304   $    39,230
 Average daily number of shares outstanding
  (000 omitted)    ....................................      117,774       123,067       122,612
 Average debt per share  .............................. $       0.08   $      0.12   $      0.32
 +Annualized.
 ++Not annualized.
 #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Trust's expenses are calculated without reduction for fees paid indirectly.
 [sec]The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Trust, the expenses would have changed by less than $0.01 per share and the ratios would have been: Ratios
(to average daily net assets):
  Net investment income  ..............................        7.50%         8.11%         8.66%
  Other expenses##    .................................        1.07%         1.06%         1.14%

                       See notes to financial statements

Financial Highlights


Per share data (for a                                                          Year Ended October 31,
share outstanding                                            ---------------------------------------------------------
throughout each period):                                       1991         1990           1989               1988
                                                             --------    ------------   -----------       ------------
Net asset value --
 beginning of period   ....................................  $   7.54    $       8.66   $      9.01        $      8.81
                                                             --------    ------------   -----------        -----------
Income from investment operations --
 Net investment income [sec]    ...........................  $   0.72    $       0.86   $      0.94        $      0.90
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions    ........................      0.90           (0.75)        (0.06)              0.53
                                                             --------    ------------   -----------        -----------
  Total from investment operations    .....................  $   1.62    $       0.11   $      0.88        $      1.43
                                                             --------    ------------   -----------        -----------
Less distributions declared to shareholders --
 From net investment income  ..............................  $  (0.70)   $      (0.79)  $     (1.11)       $     (0.74)
 From net realized gain on investment and foreign currency
  transactions   ..........................................      --             --           --                 --
 In excess of net realized gain on investments and foreign
  currency transactions   .................................      --             --           --                 --
 From paid in capital  ....................................     (0.53)          (0.44)        (0.12)             (0.49)
                                                             --------    ------------   -----------        -----------
   Total distributions declared
   to shareholders  .......................................  $  (1.23)   $      (1.23)  $     (1.23)       $     (1.23)
                                                             --------    ------------   -----------        -----------
Net asset value --
 end of period   ..........................................  $   7.93    $       7.54   $      8.66        $      9.01
                                                             ========    ============   ===========        ===========
Per share market value --
 end of period   ..........................................  $  7.750    $      6.625   $     9.000        $    10.000
                                                             ========    ============   ===========        ===========
Total return  .............................................    36.98%        (14.08)%         2.68%             24.57%
Ratios (to average net assets)/
 Supplemental data [sec]:
  Interest expense  .......................................     0.23%           0.45%        --                 --
  Other expenses    .......................................     1.11%           1.19%         1.23%              1.12%
  Net investment income   .................................     9.22%          10.61%        10.90%              9.96%
Portfolio turnover  .......................................      740%            365%          423%               159%
Net assets at end of period (000 omitted)   ...............  $968,813     $   917,522   $ 1,056,536        $ 1,086,400
Leverage analysis:
 Debt outstanding at end of period (000 omitted)  .........  $   --       $     --      $    --            $    --
 Average daily balance of debt outstanding (000 omitted)     $ 24,409     $    43,956   $    --            $    --
 Average daily number of shares outstanding (000 omitted)     121,698         122,431        --                 --
 Average debt per share   .................................  $   0.20     $      0.36   $    --            $    --
 [sec] The investment adviser did not impose a portion of its management fee for the periods indicated. If this fee had been incurred by the Trust, the expenses would have changed by less than $0.01 per share and the ratios would have been: Ratios (to average daily net assets):
 Net investment income    .................................     9.20%          10.57%        --                 --
 Other expenses  ..........................................     1.13%           1.23%        --                 --


                       See notes to financial statements

Notes to Financial Statements

(1) Business and Organization

MFS Multimarket Income Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

(2) Significant Accounting Policies

General -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward contracts, and interest rate swaps are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options, and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility, and short-term repurchase rates. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements -- The Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Trust requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The Trust monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than the amounts owed to the Trust under each separate repurchase agreement. The Trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation -- Investment valuations, other assets, and liabilites initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options -- The Trust may write covered call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Trust. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium recieved. Written options may also be used as part of an income producing strategy reflecting the view of the Trust's management on the direction of interest rates.

Futures Contracts -- The Trust may enter into futures contracts for the delayed delivery of securities, currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Trust is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Trust each day, dependent on the daily fluctuations in value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Trust. The Trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the Trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts, or contracts on related options, for purposes other than hedging may be made when the Trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the Trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts -- The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Trust may enter into contracts with the intent of changing the relative exposure of the Trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Swap Agreements -- The Trust may enter into swap agreements. A swap is an exchange of cash payments between the Trust and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depre-ciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Trust uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Trust may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Trust may use swaps to take a position on anticipated changes in the underlying financial index.

Investment Transactions and Income -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The Trust invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market than higher-rated securities, and tend to be more sensitive to economic conditions. The Trust uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Trust at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly -- The Trust's custodian bank calculates its fee based on the Trust's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Trust. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions -- The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Trust files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Trust's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. At October 31, 1996, the Trust, for federal income tax purposes, had a capital loss carryforward of ($6,746,855), which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2003.

(3) Transactions with Affiliates

Investment Adviser -- The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.34% of the Trust's average daily net assets and 5.40% of investment income.

Administrator -- Effective March 1, 1997, the Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, compliance, shareholder communications and other administrative services. As a partial reimbursement for the cost of providing these services, the Trust pays MFS an administrative fee of up to 0.015% per annum of the Trust's average daily net assets, provided that the administrative fee is not assessed on Trust assets that exceed $3 billion.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $23,551 for the period ended April 30, 1997.

Transfer Agent -- MFS Service Center, Inc. (MFSC) acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee and a dividend services fee and will reimburse MFSC for reasonable out-of-pocket expenses. The account maintenance fee is computed as follows:


Total Number of Accounts       Annual Account Fee
----------------------------   -------------------
     Less than 75,000   ....        $9.00
     75,000 and over  ......        $8.00

The dividend services fee is $0.75 per dividend reinvestment and $0.75 per cash infusion.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations were as follows:

                                                             Purchases         Sales
                                                            --------------   -------------
     U.S. government securities .........................   $177,635,656     $256,748,327
                                                            =============    =============
     Investments (non-U.S. government securities)  ......   $534,335,222     $458,249,871
                                                            =============    =============

The cost and unrealized appreciation or depreciation in value of the investments owned by the Trust, as computed on a federal income tax basis, are as follows:


     Aggregate cost  .....................    $  726,763,441
                                              ==============
     Gross unrealized appreciation  ......    $   15,975,331
     Gross unrealized depreciation  ......       (10,507,991)
                                              --------------
      Net unrealized appreciation   ......    $    5,467,340
                                              ==============

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:


                                              Period Ended                   Year Ended
                                             April 30, 1997               October 31, 1996
                                      ----------------------------- ----------------------------
                                         Shares         Amount         Shares        Amount
                                      ------------- --------------- ------------- --------------
     Treasury shares acquired  ...... (2,272,000)   $(16,027,448)   (7,224,500)   $(50,147,707)
                                      -----------   --------------  -----------   --------------
      Net decrease .................. (2,272,000)   $(16,027,448)   (7,224,500)   $(50,147,707)
                                      ===========   ==============  ===========   ==============

In accordance with the provisions of the Trust's prospectus, 2,272,000 shares of beneficial interest were purchased by the Trust during the period ended April 30, 1997 at an average price per share of $7.05 and a weighted average discount of 9.10% per share. The Trust repurchased 7,224,500 shares of beneficial interest during the year ended October 31, 1996, at an average price per share of $6.94 and a weighted average discount of 7.89% per share.

(6) Quarterly Financial Information (Unaudited)



                                                                     Net Realized and          Net Increase (Decrease)
                                                                  Unrealized Gain (Loss)       in Net Assets Resulting
Quarterly Period     Investment Income   Net Investment Income        on Investments               from Operations
------------------ --------------------- --------------------- ----------------------------- ----------------------------
                                  Per                   Per                         Per                          Per
Fiscal 1997           Amount     Share      Amount     Share        Amount         Share         Amount         Share
------------------ ------------- ------- ------------- ------- ----------------- ----------- ---------------- -----------
January 31  ......   $17,395,070   $0.18   $14,444,386   $0.15  $   2,936,077     $  0.05     $  17,380,463    $  0.20
April 30 .........    15,636,295    0.17    14,193,410    0.15    (10,390,678)      (0.11)        3,802,732       0.04
                    ------------  ------  ------------  ------  -------------     -------     -------------    -------
                     $33,031,365   $0.35   $28,637,796   $0.30  $  (7,454,601)    $ (0.06)    $  21,183,195    $  0.24
                    ============  ======  ============  ======  =============     =======     =============    =======
Fiscal 1996
-----------------
January 31  ......   $16,495,557   $0.16   $14,350,401   $0.14  $  19,679,715     $  0.20     $  34,030,116    $  0.34
April 30 .........    16,601,752    0.16    14,485,304    0.14    (24,135,299)      (0.23)       (9,649,995)     (0.09)
July 31  .........    16,755,119    0.17    14,614,808    0.15     (4,561,296)      (0.03)       10,053,512       0.11
October 31  ......    15,991,788    0.16    13,909,519    0.14     19,952,681        0.22        33,862,200       0.37
                    ------------  ------  ------------  ------  -------------     -------     -------------    -------
                     $65,844,216   $0.65   $57,360,032   $0.57  $  10,935,801     $  0.16     $  68,295,833    $  0.73
                    ============  ======  ============  ======  =============     =======     =============    =======
Fiscal 1995
-----------------
January 31  ......   $19,940,462   $0.17   $17,058,034   $0.15  $ (15,938,110)    $ (0.19)    $   1,119,924    $ (0.04)
April 30 .........    18,208,468    0.16    16,170,160    0.14     33,437,151        0.40        49,607,311       0.54
July 31  .........    18,223,432    0.17    15,990,698    0.16     90,372,326        0.90       106,363,024       1.06
October 31  ......    16,901,679    0.16    14,720,225    0.14    (63,895,781)      (0.62)      (49,175,556)     (0.48)
                    ------------  ------  ------------  ------  -------------     -------     -------------    -------
                     $73,274,041   $0.66   $63,939,117   $0.59  $  43,975,586     $  0.49     $ 107,914,703    $  1.08
                    ============  ======  ============  ======  =============     =======     =============    =======

(7) Line of Credit

The Trust entered into an agreement for an unsecured line of credit with several banks which allowed the Trust to borrow up to $300 million (subsequently reduced to $200 million) to invest in accordance with the investment practices of the Trust. During the period, the maximum amount outstanding was $75 million, and $0 was outstanding at April 30, 1997. Interest rates on the amounts borrowed vary depending upon the source and are based upon either the bank's base rate, the bank's adjusted certificate of deposit rate, or the Eurodollar rate. Interest expense incurred on the borrowings amounted to $1,183,534 for the period ended April 30, 1997, and the weighted average interest rate on these borrowings was 5.875%. Interest expense includes a commitment fee of $69,732 which is based on the average daily unused portion of the line of credit.

(8) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Options Transactions
---------------------

                                                                 1997 Calls
                                                    --------------------------------
                                                    Principal Amounts
                                                      of Contracts
                                                     (000 omitted)         Premiums
------------------------------------------------------------------------------------
Outstanding, beginning of period                               --          $  --
  Options written --
  Australian dollars  ...........................           3,224            21,784
  Swiss Francs/Deutsche marks  ..................          31,489           211,527
  U.S. dollars  .................................          39,000           262,110
  Options terminated in closing transactions --
  Australian dollars  ...........................          (3,224)          (21,784)
  Swiss Francs/Deutsche marks  ..................          (9,361)          (57,214)
  Options exercised --
  Options expired --
  U.S. dollars  .................................         (39,000)         (262,110)
                                                         --------          --------
 Outstanding, end of period --                             22,128          $154,313
                                                         ========          ========
 Options outstanding at end of period consist of:
  Swiss Francs/Deutsche marks  ..................          22,128          $154,313
                                                         ========          =========

Forward Foreign Currency Exchange Contracts
----------------------------------------



                                                                                                          Net Unrealized
                                                  Contracts to                            Contracts       Appreciation
              Settlement Date                     Deliver/Receive     In Exchange for     at Value        (Depreciation)
              -------------------------           -----------------   -----------------   -------------   ---------------
 Sales        8/26/97   ...............   DEM           25,683,836       $15,336,129        $14,969,002    $   367,127
              6/30/97 - 8/26/97  ......   ESP        1,921,898,337        13,453,976         13,183,061        270,915
              5/30/97   ...............   JPY          766,094,002         6,326,650          6,059,037        267,613
                                                   ---------------       ------------      ------------    -----------
                                                     2,713,676,175       $35,116,755        $34,211,100    $   905,655
                                                   ===============       ============      ============    ===========
Purchases     6/30/97   ...............   ESP        1,166,444,009       $ 8,186,146        $ 7,997,140    $  (189,006)
              6/30/97   ...............   ITL       12,132,405,189         7,185,569          7,073,192       (112,377)
              6/30/97   ...............   JPY            5,298,862            43,956             42,099         (1,857)
              6/30/97   ...............   SEK            3,308,408           471,270            422,783        (48,487)
                                                   ---------------       ------------      ------------    -----------
                                                    13,307,456,468       $15,886,941        $15,535,214    $  (351,727)
                                                   ===============       ============      ============    ===========

Forward foreign currency purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts, excluded from above, amount to a net receivable of $3,269,790 at April 30, 1997.

(9) Restricted Securities

The Trust may invest not more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 1997, the Trust owned the following restricted securities (constituting 3.1% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.



                                                          Date of
Description                                               Acquisition      Par Amount      Cost          Value
------------------------------------------------------    -----------      -----------     -----------   ------------
CS First Boston Russia Note, 1997   ..................    4/25/97          $17,350,000     $16,955,779   $16,955,779
Merrill Lynch Mortgage Investors, 8.227s, 2021  ......    6/22/96            1,200,000         831,750     1,027,875
Russia Interest Note, Floating Rate Note, 2049  ......    3/18/97            6,000,000       4,252,500     4,162,500
                                                                                                         ------------
                                                                                                         $22,146,154
                                                                                                         ============

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Multimarket Income Trust, including the schedule of portfolio investments as of April 30, 1997, and the related statement of operations for the six month period ended April 30, 1997, the statement of changes in net assets for the six month period ended April 30, 1997, and for the year ended October 31, 1996, and financial highlights for the six month period ended April 30, 1997, and for each of the three years in the period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods prior to the year ended October 31, 1994, indicated herein, were audited by other auditors whose report dated December 17, 1993, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Multimarket Income Trust at April 30, 1997, and the results of its operations for the six month period ended April 30, 1997, the changes in its net assets for the six month period ended April 30, 1997, and for the year ended October 31, 1996, and the financial highlights for the six month period ended April 30, 1997 and for each of the three years in the period ended October 31, 1996, in conformity with generally accepted accounting principles.


[/s/ Ernst & Young LLP]



Boston, Massachusetts
June 6, 1997

MFS(r) Multimarket
Income Trust

Trustees
A. Keith Brodkin*
Chairman and President

Richard B. Bailey* (2)
Private Investor; Former Chairman and
Director (until 1991), Massachusetts
Financial Services Company; Director,
Cambridge Bancorp; Director,
Cambridge Trust Company

Peter G. Harwood(1)
Private Investor

J. Atwood Ives(2)
Chairman and Chief Executive Officer,
Eastern Enterprises

Lawrence T. Perera(2)
Partner, Hemenway & Barnes

William J. Poorvu(1)
Adjunct Professor, Harvard University
Graduate School of Business
Administration

Charles W. Schmidt(2)
Private Investor

Arnold D. Scott *
Senior Executive Vice President,
Director and Secretary,
Massachusetts Financial
Services Company

Jeffrey L. Shames*
President and Director,
Massachusetts Financial
Services Company

Elaine R. Smith(2)
Independent Consultant

David B. Stone(1)(2)
Chairman, North American
Management Corp.
(investment advisers)

Portfolio Manager
James T. Swanson*

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Transfer Agent,
Registrar and Dividend
Disbursing Agent
State Street Bank and
Trust Company
c/o MFS Service Center, Inc.
P.O. Box 9024
Boston, MA 02205-9824
1-800-637-2304

Custodian
State Street Bank and
Trust Company

Independent Auditors
Ernst & Young LLP

Investment Adviser
Massachusetts Financial
Services Company
500 Boylston Street
Boston, MA 02116-3741

* Affiliated with the Investment Adviser
(1) Member of Audit Committee
(2) Member of Portfolio Trading Committee


(Recycle symbol) This report is printed on recycled paper.      MMTCE-3 6/97 87M